Real Estate Activity Disposals- Continuing Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Colonial Promenade Tannehill sqft
Disposition Activity - Continuing Operations
Area of real estate property disposed of				53,000
Total square feet				234,000
Sales price				$ 5.6
Land sales	$ 4.3	$ 6.0	$ 17.2